STOCK-BASED COMPENSATION (Details 2) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 year
Information about stock options outstanding and exercisable
Options Outstanding (in shares)	10,525
Weighted-Average Remaining Contractual Life (in years)	7.1
Weighted-Average Exercise Price (in dollars per share)	$ 24.88
Options Exercisable (in shares)	3,871
Weighted Average Remaining Contractual Life (in years)	5.2
Weighted-Average Exercise Price (in dollars per share)	$ 23.30
Range of Exercise Prices $0.01 to $10.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 10.00
Options Outstanding (in shares)	28
Weighted-Average Remaining Contractual Life (in years)	1.4
Weighted-Average Exercise Price (in dollars per share)	$ 4.46
Options Exercisable (in shares)	28
Weighted Average Remaining Contractual Life (in years)	1.4
Weighted-Average Exercise Price (in dollars per share)	$ 4.46
Range of Exercise Prices $10.01 to $20.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 10.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 20.00
Options Outstanding (in shares)	3,080
Weighted-Average Remaining Contractual Life (in years)	6.3
Weighted-Average Exercise Price (in dollars per share)	$ 16.54
Options Exercisable (in shares)	1,650
Weighted Average Remaining Contractual Life (in years)	5.7
Weighted-Average Exercise Price (in dollars per share)	$ 16.31
Range of Exercise Prices $20.01 to $30.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 20.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 30.00
Options Outstanding (in shares)	3,483
Weighted-Average Remaining Contractual Life (in years)	6.6
Weighted-Average Exercise Price (in dollars per share)	$ 22.02
Options Exercisable (in shares)	1,473
Weighted Average Remaining Contractual Life (in years)	5.6
Weighted-Average Exercise Price (in dollars per share)	$ 22.56
Range of Exercise Prices $30.01 to $40.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 30.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 40.00
Options Outstanding (in shares)	3,156
Weighted-Average Remaining Contractual Life (in years)	9.2
Weighted-Average Exercise Price (in dollars per share)	$ 32.20
Options Exercisable (in shares)	19
Weighted Average Remaining Contractual Life (in years)	2.1
Weighted-Average Exercise Price (in dollars per share)	$ 33.79
Range of Exercise Prices $40.01 to $50.00
Information about stock options outstanding and exercisable
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.01
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 50.00
Options Outstanding (in shares)	778
Weighted-Average Remaining Contractual Life (in years)	4.1
Weighted-Average Exercise Price (in dollars per share)	$ 41.76
Options Exercisable (in shares)	701
Weighted Average Remaining Contractual Life (in years)	3.4
Weighted-Average Exercise Price (in dollars per share)	$ 41.80